Distribution Date:	05/17/24	BANK 2018-BNK13
Determination Date:	05/13/24
Next Distribution Date:	06/17/24
Record Date:	04/30/24	Commercial Mortgage Pass-Through Certificates
Series 2018-BNK13

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	5		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	9-13		Tom Klump	(703) 302-8080	tklump@ncb.coop
Mortgage Loan Detail (Part 1)	14-16		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	17-19	Special Servicer	Mount Street US (Georgia) LLP, a Georgia limited liability
			partnership
Principal Prepayment Detail	20
			Steve.Luther@mountstreet.com		Special.servicing@mountstreet.com
Historical Detail	21		2839 Paces Ferry Road , Suite 200 | Atlanta, GA 30339 | United States
Delinquency Loan Detail	22	Operating Advisor & Asset	Pentalpha Surveillance LLC
Collateral Stratification and Historical Detail	23	Representations Reviewer
			BANK 2018-BNK13 Transaction Manager		notices@pentalphasurveillance.com
Specially Serviced Loan Detail - Part 1	24
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 2	25
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Modified Loan Detail	26		Bank, N.A.
Historical Liquidated Loan Detail	27		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Historical Bond / Collateral Loss Reconciliation Detail	28		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	29	Trustee	Wilmington Trust, National Association
Supplemental Notes	30		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06539LAW0	3.221000%	63,326,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	06539LAX8	4.074000%	73,996,000.00	29,133,575.75	48,946.19	98,908.49	0.00	0.00	147,854.68	29,084,629.56	34.66%	30.00%
A-3	06539LAY6	3.978000%	9,903,000.00	9,903,000.00	0.00	32,828.45	0.00	0.00	32,828.45	9,903,000.00	34.66%	30.00%
A-SB	06539LAZ3	4.193000%	35,858,000.00	24,800,428.99	1,264,121.80	86,656.83	0.00	0.00	1,350,778.63	23,536,307.19	34.66%	30.00%
A-4	06539LBA7	3.953000%	200,000,000.00	200,000,000.00	0.00	658,833.33	0.00	0.00	658,833.33	200,000,000.00	34.66%	30.00%
A-5	06539LBB5	4.217000%	244,803,000.00	244,803,000.00	0.00	860,278.54	0.00	0.00	860,278.54	244,803,000.00	34.66%	30.00%
A-S	06539LBE9	4.467000%	86,334,000.00	86,334,000.00	0.00	321,378.31	0.00	0.00	321,378.31	86,334,000.00	23.54%	20.38%
B	06539LBF6	4.542251%	49,334,000.00	49,334,000.00	0.00	186,739.49	0.00	0.00	186,739.49	49,334,000.00	17.18%	14.88%
C	06539LBG4	4.542251%	38,122,000.00	38,122,000.00	0.00	144,299.73	0.00	0.00	144,299.73	38,122,000.00	12.27%	10.63%
D	06539LAJ9	3.000000%	41,485,000.00	41,485,000.00	0.00	103,712.50	0.00	0.00	103,712.50	41,485,000.00	6.93%	6.00%
E	06539LAL4	3.692251%	15,697,000.00	15,697,000.00	0.00	48,297.71	0.00	0.00	48,297.71	15,697,000.00	4.91%	4.25%
F	06539LAN0	3.692251%	10,091,000.00	10,091,000.00	0.00	31,048.75	0.00	0.00	31,048.75	10,091,000.00	3.61%	3.13%
G*	06539LAQ3	3.692251%	28,031,455.00	28,031,455.00	0.00	31,705.30	0.00	0.00	31,705.30	28,031,455.00	0.00%	0.00%
R	06539LAU4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	06539LAS9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2HBD09	4.542251%	47,209,497.67	40,933,392.65	69,108.84	152,070.70	0.00	0.00	221,179.54	40,864,283.81	0.00%	0.00%
Regular SubTotal			944,189,952.67	818,667,852.39	1,382,176.83	2,756,758.13	0.00	0.00	4,138,934.96	817,285,675.56

X-A	06539LBC3	0.443071%	627,886,000.00	508,640,004.73	0.00	187,802.97	0.00	0.00	187,802.97	507,326,936.75
X-B	06539LBD1	0.037382%	173,790,000.00	173,790,000.00	0.00	5,413.90	0.00	0.00	5,413.90	173,790,000.00
X-D	06539LAA8	1.542251%	41,485,000.00	41,485,000.00	0.00	53,316.89	0.00	0.00	53,316.89	41,485,000.00
X-E	06539LAC4	0.850000%	15,697,000.00	15,697,000.00	0.00	11,118.71	0.00	0.00	11,118.71	15,697,000.00
X-F	06539LAE0	0.850000%	10,091,000.00	10,091,000.00	0.00	7,147.79	0.00	0.00	7,147.79	10,091,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	06539LAG5	0.850000%	28,031,455.00	28,031,455.00	0.00	19,855.61	0.00	0.00	19,855.61	28,031,455.00
Notional SubTotal			896,980,455.00	777,734,459.73	0.00	284,655.87	0.00	0.00	284,655.87	776,421,391.75

Deal Distribution Total					1,382,176.83	3,041,414.00	0.00	0.00	4,423,590.83

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06539LAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	06539LAX8	393.71825166	0.66147076	1.33667347	0.00000000	0.00000000	0.00000000	0.00000000	1.99814422	393.05678091
A-3	06539LAY6	1,000.00000000	0.00000000	3.31500050	0.00000000	0.00000000	0.00000000	0.00000000	3.31500050	1,000.00000000
A-SB	06539LAZ3	691.62889704	35.25355011	2.41666657	0.00000000	0.00000000	0.00000000	0.00000000	37.67021669	656.37534692
A-4	06539LBA7	1,000.00000000	0.00000000	3.29416665	0.00000000	0.00000000	0.00000000	0.00000000	3.29416665	1,000.00000000
A-5	06539LBB5	1,000.00000000	0.00000000	3.51416666	0.00000000	0.00000000	0.00000000	0.00000000	3.51416666	1,000.00000000
A-S	06539LBE9	1,000.00000000	0.00000000	3.72249994	0.00000000	0.00000000	0.00000000	0.00000000	3.72249994	1,000.00000000
B	06539LBF6	1,000.00000000	0.00000000	3.78520878	0.00000000	0.00000000	0.00000000	0.00000000	3.78520878	1,000.00000000
C	06539LBG4	1,000.00000000	0.00000000	3.78520880	0.00000000	0.00000000	0.00000000	0.00000000	3.78520880	1,000.00000000
D	06539LAJ9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	06539LAL4	1,000.00000000	0.00000000	3.07687520	0.00000000	0.00000000	0.00000000	0.00000000	3.07687520	1,000.00000000
F	06539LAN0	1,000.00000000	0.00000000	3.07687543	0.00000000	0.00000000	0.00000000	0.00000000	3.07687543	1,000.00000000
G	06539LAQ3	1,000.00000000	0.00000000	1.13106152	1.94581373	23.79311848	0.00000000	0.00000000	1.13106152	1,000.00000000
R	06539LAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	06539LAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2HBD09	867.05842405	1.46387578	3.22118869	0.06080853	0.74913231	0.00000000	0.00000000	4.68506447	865.59454828

Notional Certificates
X-A	06539LBC3	810.08336661	0.00000000	0.29910361	0.00000000	0.00000000	0.00000000	0.00000000	0.29910361	807.99211441
X-B	06539LBD1	1,000.00000000	0.00000000	0.03115197	0.00000000	0.00000000	0.00000000	0.00000000	0.03115197	1,000.00000000
X-D	06539LAA8	1,000.00000000	0.00000000	1.28520887	0.00000000	0.00000000	0.00000000	0.00000000	1.28520887	1,000.00000000
X-E	06539LAC4	1,000.00000000	0.00000000	0.70833344	0.00000000	0.00000000	0.00000000	0.00000000	0.70833344	1,000.00000000
X-F	06539LAE0	1,000.00000000	0.00000000	0.70833317	0.00000000	0.00000000	0.00000000	0.00000000	0.70833317	1,000.00000000
X-G	06539LAG5	1,000.00000000	0.00000000	0.70833319	0.00000000	0.00000000	0.00000000	0.00000000	0.70833319	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	04/01/24 - 04/30/24	30	0.00	98,908.49	0.00	98,908.49	0.00	0.00	0.00	98,908.49	0.00
A-3	04/01/24 - 04/30/24	30	0.00	32,828.45	0.00	32,828.45	0.00	0.00	0.00	32,828.45	0.00
A-SB	04/01/24 - 04/30/24	30	0.00	86,656.83	0.00	86,656.83	0.00	0.00	0.00	86,656.83	0.00
A-4	04/01/24 - 04/30/24	30	0.00	658,833.33	0.00	658,833.33	0.00	0.00	0.00	658,833.33	0.00
A-5	04/01/24 - 04/30/24	30	0.00	860,278.54	0.00	860,278.54	0.00	0.00	0.00	860,278.54	0.00
X-A	04/01/24 - 04/30/24	30	0.00	187,802.97	0.00	187,802.97	0.00	0.00	0.00	187,802.97	0.00
X-B	04/01/24 - 04/30/24	30	0.00	5,413.90	0.00	5,413.90	0.00	0.00	0.00	5,413.90	0.00
X-D	04/01/24 - 04/30/24	30	0.00	53,316.89	0.00	53,316.89	0.00	0.00	0.00	53,316.89	0.00
X-E	04/01/24 - 04/30/24	30	0.00	11,118.71	0.00	11,118.71	0.00	0.00	0.00	11,118.71	0.00
X-F	04/01/24 - 04/30/24	30	0.00	7,147.79	0.00	7,147.79	0.00	0.00	0.00	7,147.79	0.00
X-G	04/01/24 - 04/30/24	30	0.00	19,855.61	0.00	19,855.61	0.00	0.00	0.00	19,855.61	0.00
A-S	04/01/24 - 04/30/24	30	0.00	321,378.31	0.00	321,378.31	0.00	0.00	0.00	321,378.31	0.00
B	04/01/24 - 04/30/24	30	0.00	186,739.49	0.00	186,739.49	0.00	0.00	0.00	186,739.49	0.00
C	04/01/24 - 04/30/24	30	0.00	144,299.73	0.00	144,299.73	0.00	0.00	0.00	144,299.73	0.00
D	04/01/24 - 04/30/24	30	0.00	103,712.50	0.00	103,712.50	0.00	0.00	0.00	103,712.50	0.00
E	04/01/24 - 04/30/24	30	0.00	48,297.71	0.00	48,297.71	0.00	0.00	0.00	48,297.71	0.00
F	04/01/24 - 04/30/24	30	0.00	31,048.75	0.00	31,048.75	0.00	0.00	0.00	31,048.75	0.00
G	04/01/24 - 04/30/24	30	610,533.20	86,249.30	0.00	86,249.30	54,543.99	0.00	0.00	31,705.30	666,955.73
RR Interest	04/01/24 - 04/30/24	30	32,372.89	154,941.44	0.00	154,941.44	2,870.74	0.00	0.00	152,070.70	35,366.16
Totals			642,906.09	3,098,828.74	0.00	3,098,828.74	57,414.73	0.00	0.00	3,041,414.00	702,321.89

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	4,423,590.83
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,115,330.38	Master Servicing Fee	9,320.09
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,963.12
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	341.11
ARD Interest	0.00	Operating Advisor Fee	1,416.74
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	170.56
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,115,330.38	Total Fees	16,501.62

Principal		Expenses/Reimbursements
Scheduled Principal	1,382,176.83	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	51,739.03
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,175.70
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,382,176.83	Total Expenses/Reimbursements	57,414.73

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,041,414.00
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,382,176.83
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,423,590.83
Total Funds Collected	4,497,507.21	Total Funds Distributed	4,497,507.18

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	818,667,853.04	818,667,853.04	Beginning Certificate Balance	818,667,852.39
(-) Scheduled Principal Collections	1,382,176.83	1,382,176.83	(-) Principal Distributions	1,382,176.83
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	817,285,676.21	817,285,676.21	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	819,119,610.04	819,119,610.04	Ending Certificate Balance	817,285,675.56
Ending Actual Collateral Balance	817,774,271.54	817,774,271.54

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.65)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.65)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.54%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	3,469,561.60	0.42%	48	5.1650	NAP	Defeased	1	3,469,561.60	0.42%	48	5.1650	NAP
1,000,000 or less	3	2,694,975.34	0.33%	50	4.5533	0.516158	1.20 or less	20	100,251,035.37	12.27%	47	4.8545	0.602531
1,000,001 to 2,000,000	12	19,162,489.84	2.34%	43	4.4298	1.337550	1.21 to 1.30	4	26,814,288.39	3.28%	49	4.5543	1.249616
2,000,001 to 3,000,000	9	22,284,547.83	2.73%	45	4.6963	2.298720	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	5	16,977,128.26	2.08%	46	4.6018	1.765648	1.41 to 1.50	1	22,000,000.00	2.69%	49	5.1750	1.500800
4,000,001 to 5,000,000	3	14,250,000.00	1.74%	49	4.7247	2.749575	1.51 to 1.75	6	94,652,597.89	11.58%	49	4.8201	1.615725
5,000,001 to 7,000,000	6	37,242,572.86	4.56%	47	4.7404	1.983746	1.76 to 2.00	5	117,717,045.81	14.40%	49	5.0117	1.883310
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	7	132,331,079.86	16.19%	34	4.3939	2.126987
8,000,001 to 9,000,000	1	8,468,843.48	1.04%	50	4.4700	1.120000	2.26 to 2.50	5	115,321,799.19	14.11%	50	4.1509	2.383822
9,000,001 to 10,000,000	3	28,773,681.39	3.52%	50	4.8077	2.067441	2.51 to 2.75	3	52,593,909.01	6.44%	51	4.5497	2.598911
10,000,001 to 15,000,000	5	63,664,103.64	7.79%	49	4.9223	1.453365	2.76 to 3.00	4	66,259,359.09	8.11%	49	4.2045	2.942081
15,000,001 to 20,000,000	2	34,986,964.00	4.28%	50	5.0661	2.232565	3.01 or greater	9	90,125,000.00	11.03%	49	4.3202	3.510045
20,000,001 to 30,000,000	3	66,723,808.29	8.16%	48	4.7273	2.247451	Totals	64	817,285,676.21	100.00%	47	4.5674	2.079360
30,000,001 to 50,000,000	10	418,586,999.68	51.22%	45	4.4525	2.170505
50,000,001 to 80,000,000	1	80,000,000.00	9.79%	48	4.3150	2.169300
80,000,001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000
90,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	64	817,285,676.21	100.00%	47	4.5674	2.079360
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	3,469,561.60	0.42%	48	5.1650	NAP
							Defeased	1	3,469,561.60	0.42%	48	5.1650	NAP
Alabama	1	33,864,000.00	4.14%	48	4.3150	2.169300
							Industrial	4	45,586,116.43	5.58%	48	4.3509	2.373177
Arizona	2	11,090,000.00	1.36%	45	4.5057	2.083957
							Lodging	5	51,713,114.86	6.33%	48	5.1703	2.083584
California	5	110,127,604.91	13.47%	49	4.6504	2.076567
							Mixed Use	1	10,000,000.00	1.22%	50	4.8100	2.559600
Colorado	1	5,750,000.00	0.70%	50	5.0400	2.283800
							Multi-Family	30	96,959,151.07	11.86%	49	4.6094	1.764199
Florida	5	58,066,008.71	7.10%	50	4.9611	1.770731
							Office	12	291,380,137.87	35.65%	48	4.2904	2.263082
Idaho	1	15,809,359.09	1.93%	50	5.1100	2.760200
							Retail	23	314,394,727.57	38.47%	43	4.7241	1.877396
Illinois	3	31,900,586.69	3.90%	49	4.5913	1.349481
							Self Storage	2	3,782,866.74	0.46%	50	4.9971	1.425391
Indiana	1	4,749,200.00	0.58%	50	4.3200	2.361800
							Totals	78	817,285,676.21	100.00%	47	4.5674	2.079360
Louisiana	3	43,587,200.00	5.33%	49	4.2525	3.556839

Maryland	1	3,300,000.00	0.40%	50	4.8800	4.390200

Michigan	5	19,105,316.43	2.34%	50	4.4396	2.613039

Missouri	1	40,000,000.00	4.89%	51	4.4330	2.613700

Nevada	3	67,403,983.67	8.25%	48	4.7627	1.945352

New Jersey	2	3,668,000.00	0.45%	50	4.3200	2.361800

New York	24	206,613,093.63	25.28%	48	4.2985	1.626681

Ohio	5	52,655,790.59	6.44%	46	4.7969	1.946545

Oregon	3	10,000,000.00	1.22%	50	4.9090	3.205934

South Carolina	1	11,562,023.64	1.41%	50	5.3230	2.176400

Tennessee	3	17,702,532.91	2.17%	48	4.8753	2.122296

Texas	3	9,846,333.20	1.20%	50	5.1066	1.807917

Virginia	1	30,615,399.68	3.75%	(12)	4.2580	2.013900

Washington	2	18,773,681.39	2.30%	50	4.8065	1.805287

Wisconsin	1	7,626,000.00	0.93%	50	4.3200	2.361800

Totals	78	817,285,676.21	100.00%	47	4.5674	2.079360

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	3,469,561.60	0.42%	48	5.1650	NAP	Defeased	1	3,469,561.60	0.42%	48	5.1650	NAP
	3.750% or less	4	27,048,450.27	3.31%	39	3.6855	2.845604	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	2	94,000,000.00	11.50%	49	3.7680	2.684309	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	3	52,292,134.79	6.40%	49	4.2395	3.062953	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	17	242,568,269.83	29.68%	42	4.3408	2.125774	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	8	53,843,354.92	6.59%	50	4.6396	1.477756	49 months or greater	63	813,816,114.61	99.58%	47	4.5649	2.080253
	4.751% to 5.000%	16	182,988,366.96	22.39%	48	4.8747	1.881989	Totals	64	817,285,676.21	100.00%	47	4.5674	2.079360
	5.001% to 5.250%	8	81,655,946.77	9.99%	50	5.1139	2.050735
	5.251% to 5.500%	4	74,379,740.94	9.10%	50	5.3646	1.181165
	5.501% to 5.750%	1	5,039,850.13	0.62%	50	5.5670	1.701700
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	64	817,285,676.21	100.00%	47	4.5674	2.079360
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	3,469,561.60	0.42%	48	5.1650	NAP	Defeased	1	3,469,561.60	0.42%	48	5.1650	NAP
	60 months or less	63	813,816,114.61	99.58%	47	4.5649	2.080253	Interest Only	22	502,056,600.00	61.43%	49	4.4995	2.272172
	61 months to 84	0	0.00	0.00%	0	0.0000	0.000000	120 months or less	7	70,896,598.84	8.67%	46	4.3006	2.092571
	85 or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months to 180	1	6,552,116.43	0.80%	50	4.2800	2.469200
	Totals	64	817,285,676.21	100.00%	47	4.5674	2.079360	181 months to 240	2	26,286,447.39	3.22%	50	4.6840	0.744452
								241 months to 300	26	192,502,072.22	23.55%	39	4.8461	1.834939
								301 months to 420	5	15,522,279.73	1.90%	50	4.3187	0.956752
								421 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	64	817,285,676.21	100.00%	47	4.5674	2.079360
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	3,469,561.60	0.42%	48	5.1650	NAP			No outstanding loans in this group
Underwriter's Information		4	51,718,396.33	6.33%	46	3.8113	2.799166
	12 months or less	40	703,240,099.81	86.05%	46	4.6311	2.104484
	13 months to 24 months	17	56,163,516.40	6.87%	48	4.4366	1.181697
	25 months or greater	2	2,694,102.07	0.33%	50	4.4401	0.686173
	Totals	64	817,285,676.21	100.00%	47	4.5674	2.079360
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310946154	OF	New York	NY	Actual/360	3.768%	157,000.00	0.00	0.00	N/A	06/11/28	--	50,000,000.00	50,000,000.00	05/11/24
1A	310946155				Actual/360	3.768%	138,160.00	0.00	0.00	N/A	06/11/28	--	44,000,000.00	44,000,000.00	05/11/24
2	320131102	Various Various		Various	Actual/360	4.315%	287,666.67	0.00	0.00	N/A	05/01/28	--	80,000,000.00	80,000,000.00	05/01/24
2A	320131163				Actual/360	4.315%	17,979.17	0.00	0.00	N/A	05/01/28	--	5,000,000.00	5,000,000.00	05/01/24
3	1852598	OF	New York	NY	Actual/360	3.585%	8,238.67	427,659.73	0.00	N/A	08/08/24	--	2,757,713.67	2,330,053.94	05/08/24
3A	453011956				Actual/360	3.585%	5,492.45	285,106.48	0.00	N/A	08/08/24	--	1,838,475.88	1,553,369.40	05/08/24
3B	453011957				Actual/360	3.585%	4,119.33	213,829.87	0.00	N/A	08/08/24	--	1,378,856.80	1,165,026.93	05/08/24
4	310943327	RT	Las Vegas	NV	Actual/360	4.896%	204,012.50	0.00	0.00	N/A	05/11/28	--	50,000,000.00	50,000,000.00	05/11/24
5	300801792	Various Various		Various	Actual/360	4.320%	156,677.76	0.00	0.00	N/A	07/01/28	--	43,521,600.00	43,521,600.00	05/01/24
6	300801789	OF	Metairie	LA	Actual/360	4.250%	148,750.00	0.00	0.00	N/A	06/01/28	--	42,000,000.00	42,000,000.00	05/01/24
7	1852902	RT	Chula Vista	CA	Actual/360	4.672%	159,432.00	0.00	0.00	07/01/28	11/01/29	--	40,950,000.00	40,950,000.00	05/01/24
8	453011953	RT	Frontenac	MO	Actual/360	4.433%	147,766.67	0.00	0.00	N/A	08/01/28	--	40,000,000.00	40,000,000.00	05/01/24
9	310942683	RT	Aventura	FL	Actual/360	4.890%	163,000.00	0.00	0.00	N/A	07/11/28	--	40,000,000.00	40,000,000.00	05/11/24
11	1852535	OF	New York	NY	Actual/360	5.430%	169,687.50	0.00	0.00	N/A	08/01/28	--	37,500,000.00	37,500,000.00	05/01/24
12	300801774	RT	Fairfax	VA	Actual/360	4.258%	108,816.46	51,522.31	0.00	N/A	05/10/23	11/10/23	30,666,921.99	30,615,399.68	05/10/24
13	320131113	RT	Cincinnati	OH	Actual/360	5.280%	100,153.55	38,362.28	0.00	N/A	05/01/28	--	22,762,170.57	22,723,808.29	05/01/24
14	656120811	OF	San Francisco	CA	Actual/360	3.709%	67,991.00	0.00	0.00	04/06/28	04/06/31	--	22,000,000.00	22,000,000.00	05/06/24
15	453011911	RT	Chino Hills	CA	Actual/360	5.175%	94,875.00	0.00	0.00	N/A	06/01/28	--	22,000,000.00	22,000,000.00	05/01/24
16	310944507	OF	Ontario	CA	Actual/360	5.030%	80,486.78	24,012.60	0.00	N/A	07/11/28	--	19,201,617.51	19,177,604.91	05/11/24
17	1852676	RT	Lincolnshire	IL	Actual/360	4.930%	58,947.29	36,838.33	0.00	N/A	07/01/28	--	14,348,225.02	14,311,386.69	03/01/23
18	320131118	LO	Boise	ID	Actual/360	5.110%	67,410.02	20,783.30	0.00	N/A	07/01/28	--	15,830,142.39	15,809,359.09	05/01/24
19	310946883	RT	Franklin	TN	30/360	4.839%	54,346.97	24,706.82	0.00	N/A	05/11/28	--	13,477,239.73	13,452,532.91	05/11/24
20	470109290	MF	White Plains	NY	Actual/360	4.390%	43,929.55	33,015.48	0.00	N/A	06/01/28	--	12,008,076.18	11,975,060.70	05/01/24
21	310945278	LO	Orlando	FL	Actual/360	5.145%	53,085.69	18,403.40	0.00	N/A	07/11/28	--	12,381,503.10	12,363,099.70	05/11/24
22	300801793	LO	Myrtle Beach	SC	Actual/360	5.323%	51,372.23	19,165.94	0.00	N/A	07/01/28	--	11,581,189.58	11,562,023.64	05/01/24
23	300801795	MF	Vancouver	WA	Actual/360	4.850%	37,555.70	16,532.71	0.00	N/A	07/01/28	--	9,292,131.34	9,275,598.63	05/01/24
24	300801821	MU	New York	NY	Actual/360	4.810%	40,083.33	0.00	0.00	N/A	07/01/28	--	10,000,000.00	10,000,000.00	05/01/24
25	300801817	OF	Tacoma	WA	Actual/360	4.764%	37,763.44	14,119.97	0.00	N/A	07/01/28	--	9,512,202.73	9,498,082.76	05/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	470109720	MF	Suffern	NY	Actual/360	4.470%	31,605.97	15,981.26	0.00	N/A	07/01/28	--	8,484,824.74	8,468,843.48	05/01/24
27	1852910	IN	Farmington Hills	MI	Actual/360	4.280%	23,468.19	27,750.76	0.00	N/A	07/01/28	--	6,579,867.19	6,552,116.43	05/01/24
28	600940064	LO	Oregon	OH	Actual/360	4.810%	27,863.39	12,582.40	0.00	N/A	05/11/27	--	6,951,364.70	6,938,782.30	05/11/24
29	470109300	MF	Bayside	NY	Actual/360	4.190%	24,334.54	7,494.55	0.00	N/A	07/01/28	--	6,969,318.55	6,961,824.00	05/01/24
30	300801765	MF	Davis	CA	Actual/360	4.820%	24,100.00	0.00	0.00	N/A	05/01/28	--	6,000,000.00	6,000,000.00	05/01/24
31	610945607	OF	Colorado Springs	CO	Actual/360	5.040%	24,150.00	0.00	0.00	N/A	07/11/28	--	5,750,000.00	5,750,000.00	05/11/24
32	300801816	LO	Brenham	TX	Actual/360	5.567%	23,418.01	8,041.98	0.00	N/A	07/01/28	--	5,047,892.11	5,039,850.13	05/01/24
33	300801820	MF	Beaverton	OR	Actual/360	4.909%	20,454.17	0.00	0.00	N/A	07/01/28	--	5,000,000.00	5,000,000.00	05/01/24
34	1852790	MF	Memphis	TN	Actual/360	4.990%	17,672.92	0.00	0.00	N/A	07/01/28	--	4,250,000.00	4,250,000.00	05/01/24
35	410935318	RT	Phoenix	AZ	Actual/360	4.840%	15,972.00	0.00	0.00	N/A	04/11/27	--	3,960,000.00	3,960,000.00	05/11/24
36	410944844	OF	West Deptford	NJ	Actual/360	5.165%	14,959.23	5,961.64	0.00	N/A	05/11/28	--	3,475,523.24	3,469,561.60	05/11/24
37	470109320	MF	White Plains	NY	Actual/360	4.510%	12,673.27	6,349.72	0.00	N/A	06/01/28	--	3,372,044.48	3,365,694.76	05/01/24
38	470108890	MF	Amityville	NY	Actual/360	4.210%	11,706.75	6,530.89	0.00	N/A	07/01/28	--	3,336,841.68	3,330,310.79	05/01/24
39	600945697	IN	Laurel	MD	Actual/360	4.880%	13,420.00	0.00	0.00	N/A	07/11/28	--	3,300,000.00	3,300,000.00	05/11/24
40	470109060	MF	Mount Vernon	NY	Actual/360	4.520%	11,391.00	3,036.18	0.00	N/A	06/01/28	--	3,024,158.89	3,021,122.71	05/01/24
42	470108430	MF	New York	NY	Actual/360	4.570%	10,304.53	5,021.06	0.00	N/A	07/01/28	--	2,705,785.15	2,700,764.09	05/01/24
43	300801797	MF	Saint Clair	MI	Actual/360	5.206%	12,472.71	0.00	0.00	N/A	07/01/28	--	2,875,000.00	2,875,000.00	05/01/24
44	410944306	SS	Las Vegas	NV	Actual/360	4.870%	8,182.67	14,280.03	0.00	N/A	07/11/28	--	2,016,263.70	2,001,983.67	05/11/24
45	300801819	MF	Hillsboro	OR	Actual/360	4.909%	11,454.33	0.00	0.00	N/A	07/01/28	--	2,800,000.00	2,800,000.00	05/01/24
46	300801779	MF	Jacksonville	FL	Actual/360	5.345%	11,570.53	3,777.29	0.00	N/A	05/01/28	--	2,597,686.30	2,593,909.01	05/01/24
47	470109470	MF	Yonkers	NY	Actual/360	4.290%	9,099.03	2,677.12	0.00	N/A	07/01/28	--	2,545,183.47	2,542,506.35	05/01/24
48	470109270	MF	New York	NY	Actual/360	4.430%	8,286.34	4,277.02	0.00	N/A	06/01/28	--	2,244,607.79	2,240,330.77	05/01/24
49	300801818	MF	Canby	OR	Actual/360	4.909%	8,999.83	0.00	0.00	N/A	07/01/28	--	2,200,000.00	2,200,000.00	05/01/24
50	470108870	MF	Lynbrook	NY	Actual/360	4.280%	6,865.06	3,749.44	0.00	N/A	06/01/28	--	1,924,781.88	1,921,032.44	05/01/24
51	470108960	MF	Great Neck	NY	Actual/360	4.420%	6,778.17	3,511.66	0.00	N/A	06/01/28	--	1,840,225.83	1,836,714.17	05/01/24
52	470109940	MF	Yonkers	NY	Actual/360	4.380%	6,891.11	1,946.46	0.00	N/A	07/01/28	--	1,887,975.11	1,886,028.65	05/01/24
53	470110090	MF	Woodsburgh	NY	Actual/360	4.400%	6,593.10	3,422.12	0.00	N/A	07/01/28	--	1,798,118.97	1,794,696.85	05/01/24
54	470109210	MF	Mount Kisco	NY	Actual/360	4.470%	6,694.04	3,404.05	0.00	N/A	06/01/28	--	1,797,057.29	1,793,653.24	05/01/24

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
55	300801778	MF	Palatka	FL	Actual/360	5.145%	8,146.25	0.00	0.00	N/A	05/01/28	--	1,900,000.00	1,900,000.00	05/01/24
56	410944935	SS	Houston	TX	Actual/360	5.140%	7,639.55	2,668.70	0.00	N/A	06/11/28	--	1,783,551.77	1,780,883.07	05/11/24
57	470109040	MF	Elmhurst	NY	Actual/360	4.410%	4,947.46	2,572.82	0.00	N/A	06/01/28	--	1,346,248.29	1,343,675.47	05/01/24
58	470109560	MF	New York	NY	Actual/360	4.620%	3,475.45	6,549.38	0.00	N/A	06/01/28	--	902,714.28	896,164.90	05/01/24
59	470109540	MF	New York	NY	Actual/360	4.390%	3,946.13	2,055.91	0.00	N/A	07/01/28	--	1,078,667.51	1,076,611.60	05/01/24
60	470109610	MF	Bronx	NY	Actual/360	4.540%	4,206.70	1,105.91	0.00	N/A	07/01/28	--	1,111,903.93	1,110,798.02	05/01/24
61	470109880	MF	New York	NY	Actual/360	4.520%	3,394.11	1,684.63	0.00	N/A	07/01/28	--	901,089.85	899,405.22	05/01/24
62	470109810	MF	New York	NY	Actual/360	4.520%	3,394.11	1,684.63	0.00	N/A	07/01/28	--	901,089.85	899,405.22	05/01/24
Totals							3,115,330.38	1,382,176.83	0.00				818,667,853.04	817,285,676.21
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	29,670,426.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	24,995,447.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	23,139,162.00	5,784,790.50	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	12,091,169.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,661,565.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	7,151,321.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,270,485.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	12,378,114.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	6,400,366.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	803,357.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	4,944,856.33	07/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,641,483.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	30,814,519.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	9,073,590.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,972,261.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,846,613.33	227,200.00	01/01/23	06/30/23	07/11/23	12,606,463.00	472,549.74	43,851.69	867,584.43	145,038.56	0.00
18	3,138,394.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	18,930,044.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,175,049.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,853,997.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,078,159.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,069,365.08	204,483.01	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,166,616.66	948,310.08	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,672,499.31	410,909.99	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	644,441.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,761,766.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	604,075.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	372,276.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,101,462.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	187,752.32	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	736,562.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	822,887.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	641,941.72	522,648.68	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	323,164.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	232,712.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	143,442.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	717,074.04	185,710.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	211,794.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	298,471.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	596,373.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	452,508.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	487,553.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	482,577.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	178,551.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	317,936.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	324,227.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	147,709.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	271,267.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	96,101.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	122,506.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	132,525.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	387,618.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	149,517.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	17,991.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	113,329.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	170,830.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	(28,369.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	35,311.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	2,679.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	216,064,823.63	13,416,660.91				12,606,463.00	472,549.74	43,851.69	867,584.43	145,038.56	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/24	0	0.00	0	0.00	1	14,311,386.69	1	14,311,386.69	0	0.00	0	0.00	0	0.00	0	0.00	4.567448%	4.529517%	47
04/17/24	0	0.00	0	0.00	1	14,348,225.02	1	14,348,225.02	0	0.00	0	0.00	0	0.00	0	0.00	4.566439%	4.528504%	47
03/15/24	0	0.00	0	0.00	1	14,382,951.02	1	14,382,951.02	0	0.00	0	0.00	0	0.00	0	0.00	4.565427%	4.527491%	48
02/16/24	0	0.00	0	0.00	1	14,421,463.40	1	14,421,463.40	0	0.00	0	0.00	0	0.00	0	0.00	4.564438%	4.526497%	49
01/18/24	0	0.00	0	0.00	1	14,455,879.79	1	14,455,879.79	0	0.00	0	0.00	1	82,452.99	0	0.00	4.563439%	4.525496%	50
12/15/23	0	0.00	0	0.00	1	14,490,150.70	1	14,490,150.70	0	0.00	0	0.00	0	0.00	0	0.00	4.562416%	4.524449%	51
11/17/23	0	0.00	0	0.00	1	14,526,257.61	1	14,526,257.61	0	0.00	0	0.00	0	0.00	0	0.00	4.561437%	4.523467%	52
10/17/23	0	0.00	0	0.00	1	14,560,231.00	1	14,560,231.00	0	0.00	0	0.00	0	0.00	0	0.00	4.560457%	4.522486%	53
09/15/23	0	0.00	0	0.00	1	14,596,051.18	1	14,596,051.18	0	0.00	0	0.00	0	0.00	0	0.00	4.559490%	4.521516%	54
08/17/23	0	0.00	0	0.00	1	14,629,729.53	2	45,765,191.07	0	0.00	0	0.00	0	0.00	0	0.00	4.558522%	4.520546%	55
07/17/23	0	0.00	0	0.00	1	14,663,265.51	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.557559%	4.519582%	56
06/16/23	0	0.00	1	14,698,664.12	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.560907%	4.523000%	57
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
17	1852676	03/01/23	13	6	43,851.69	867,584.43	258,144.10	14,799,982.04	03/22/23	2		06/28/23
Totals					43,851.69	867,584.43	258,144.10	14,799,982.04

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		30,615,400	30,615,400		0	0
0 - 6 Months		5,048,450	5,048,450		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		10,898,782	10,898,782		0	0
37 - 48 Months		185,139,812	185,139,812		0	0
49 - 60 Months		522,633,232	508,321,845		0	14,311,387
> 60 Months		62,950,000	62,950,000		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-24	817,285,676	802,974,290	0	0	0	14,311,387
Apr-24	818,667,853	804,319,628	0	0	0	14,348,225
Mar-24	820,012,799	805,629,848	0	0	0	14,382,951
Feb-24	821,418,703	806,997,240	0	0	0	14,421,463
Jan-24	822,754,194	808,298,314	0	0	0	14,455,880
Dec-23	824,167,573	809,677,422	0	0	0	14,490,151
Nov-23	825,527,164	811,000,907	0	0	0	14,526,258
Oct-23	826,848,870	812,288,639	0	0	0	14,560,231
Sep-23	828,199,562	813,603,511	0	0	0	14,596,051
Aug-23	829,512,111	783,746,920	0	0	0	45,765,191
Jul-23	830,820,176	816,156,911	0	0	14,663,266 0
Jun-23	834,939,098	820,240,434	0	14,698,664	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
12	300801774	30,615,399.68	30,615,399.68	545,600,000.00	02/03/18	4,944,856.33	2.01390	09/30/23	05/10/23	287
17	1852676	14,311,386.69	14,799,982.04	2,580,000.00	06/05/23	175,152.00	0.30470	06/30/23	07/01/28	229
Totals		44,926,786.37	45,415,381.72	548,180,000.00		5,120,008.33

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
12	300801774	RT	VA	03/01/23	1

Loan transferred to Special on 2/28/23 due to anticipated default associated with the Loans 5/10/23 maturity. The Loan has a UPB of $242.2MM and is a 1st mortgage secured by the fee interest in 779,949 SF of retail space at Fair Oaks Mall, a

Class A, two -story, 1.5MM SF mall located in Fairfax, VA. The Loan originated 4/27/18 as a $260.0MM 1st mgt. loan and consists of six A-notes, spread over five CMBS pools. The A-Notes had an initial UPB of $175.0MM and two B-notes had an initial UPB of $85.0MM. Th e Borrower requested a 4-year extension of the Loans maturity and a conversion to interest only, with excess funds available for TIs and Cap. Ex. The Borrowers plan to increase the propertys long term future value was not in line with long-term extension . Borrower agreed to a 6-month extension. Lender has entered into a 3-year extension, with two 1-year extensions. This transaction activated the formerly passive, equal partner in the Borrower, who has significant expertise in the operation of retail, apartments, hotel, and office properties. The extension will increase the Borrowers commitment to the property and motivate the Borrower to stabilize the property and increase the collaterals value. Loan projected to return to Master in May.

17	1852676	RT	IL	03/22/23	2

Loan transferred to Special Servicing on 3/22/2023 for imminent monetary default. Subject loan is secured by a 75,372 SF free-standing retail building located in Lincolnshire, IL with fee simple ownership interest. Sole tenant, Regal Cinemas, filed bankruptcy in September 2022, and the lease was subsequently rejected through the bankruptcy proceedings. Tenant occupied and paid rent on the space through the end of February 2023, and has since vacated. The property is fully vacant at this time. Loan has subsequently defaulted on monthly payments in April 2023; PNA has been executed with the Borrower, and NoD has been issued. Receiver has been appointed for the property as of August 2023; property is being dual marketed for lease and sale through the receivership. Various offers were received on the disposition of the asset; however, pricing could not be agreed upon at a sufficient level due to re-development limitations. Property is encumbered by a development agreement that pre-dates origination of the lo an, which has explicit restrictive covenants on property use, namely, that this property can only be used as a movie theatre. Special Servicer and Receiver are discussing alternative strategies to create more flexibility in property use that would be beneficial for a later sale date.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
19	310946883	14,492,141.00	4.83900%	14,492,141.00 4.83900%		10	07/08/20	06/11/20	08/11/20
19	310946883	0.00	4.83900%	0.00	4.83900%	10	12/29/21	12/29/21	01/11/22
22	300801793	0.00	5.32300%	0.00	5.32300%	8	08/03/21	08/03/21	--
Totals		14,492,141.00		14,492,141.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
13	0.00	0.00	0.00	0.00	1,385.16	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	3,500.00	0.00	0.00	51,739.03	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	790.54	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	2,175.70	51,739.03	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		57,414.73

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Supplemental Notes
None

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